EMPLOYEE SHARE BASED COMPENSATION AND BENEFIT PLANS	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
EMPLOYEE SHARE BASED COMPENSATION AND BENEFIT PLANS

NOTE 9: EMPLOYEE SHARE BASED COMPENSATION AND BENEFIT PLANS

2010 Stock Incentive Plan

The Company’s employees, directors, and consultants were eligible to receive awards under the Vermillion, Inc. Second Amended and Restated 2010 Stock Incentive Plan, which was replaced by the 2019 Plan (as defined below) with respect to future equity grants. As of December 31, 2024, there were no shares of Aspira common stock available for future grants under the 2010 Plan.

As of December 31, 2024, a total of 14,907 shares were reserved for issuance with respect to outstanding stock options.

2019 Stock Incentive Plan

At the Company’s 2019 annual meeting of stockholders, the Company’s stockholders approved the Vermillion, Inc. 2019 Stock Incentive Plan, which was later amended to the Aspira Women’s Health Inc. (the “2019 Plan”). The purposes of the 2019 Plan are (i) to align the interests of the Company’s stockholders and recipients of awards under the 2019 Plan by increasing the proprietary interest of such recipients in the Company’s growth and success; (ii) to advance the interests of the Company by attracting and retaining non-employee directors, officers, other employees, consultants, independent contractors and agents; and (iii) to motivate such persons to act in the long-term best interests of the Company and its stockholders. The 2019 Plan allows the Company to grant stock options, stock appreciation rights, restricted stock, restricted stock units and performance awards to participants.

Subject to the terms and conditions of the 2019 Plan, the initial number of shares authorized for grants under the 2019 Plan is 699,485. In May 2023, the Company’s stockholders approved an increase of 333,333 to the number of shares available for issuance under the 2019 Plan for a total of 1,032,818. To the extent an equity award granted under the 2019 Plan expires or otherwise terminates without having been exercised or paid in full, or is settled in cash, the shares of common stock subject to such award will become available for future grant under the 2019 Plan. As of December 31, 2024, there were 530,613 shares of Aspira common stock available for future grants under the 2019 Plan.

The stock option activity under the 2010 and 2019 Plan for the years ended December 31, 2024 and 2023 was as follows:

	Number of Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value	Weighted Average Remaining Contractual Term
Options outstanding at December 31, 2023	759,922	17.48	$113,929	6.06
Options granted	677,424	2.24
Options forfeited or expired	(561,097)	16.84
Options outstanding(1) at December 31, 2024	876,249	$6.11	$-	7.71

Exercisable options at December 31, 2024	542,685	$7.24	$-	6.89

(1)	Options outstanding include options vested and expected to vest

There no options exercised during the years ended December 31, 2024 and 2023.

During the year ended December 31, 2024, the Company granted option awards under the 2019 Plan with a weighted average grant date fair value of $1.36.

Assumptions included in the fair value per share calculations during the year ended December 31, 2024, were (i) expected terms of one to three years, (ii) one to three year treasury interest rates of 3.58% to 4.96% and (iii) market close prices ranging from $0.75 to $4.87. The Company recorded $13,000 in forfeitures for the year ended December 31, 2024.

During the year ended December 31, 2023, the Company granted option awards under the 2019 Plan with a weighted average grant date fair value of $4.16.

Assumptions included in the fair value per share calculations during the year ended December 31, 2023, were (i) expected terms of one to five years, (ii) one to five year treasury interest rates of 3.89% to 5.49% and (iii) market close prices ranging from $2.40 to $8.70. The Company recorded $60,000 in forfeitures for the year ended December 31, 2023.

The following table summarizes RSU activity for the 2019 Plan during the years ended December 31, 2024 and 2023.

	Number of Shares	Weighted Average Grant Date Fair Value per Share
RSUs outstanding at December 31, 2023	59,463	$3.19
RSUs granted	318,951	1.13
RSUs vested and issued	(199,076)	1.49
RSUs forfeited or expired	(30,277)	3.16
RSUs outstanding at December 31, 2024	149,061	$1.02

During the year ended December 31, 2023, the Company granted RSUs with a weighted average grant date fair value of $947,950. The total fair value of RSUs vested was $326,000 and $811,000 for the year ended December 31, 2024 and 2023, respectively.

Stock-based Compensation

The allocation of non-cash stock-based compensation expense by functional area for the year ended December 31, 2024 and 2023 was as follows.

	Year Ended
	December 31,
(in thousands)	2024	2023
Cost of revenue	$36	$33
Research and development	195	325
Sales and marketing	153	47
General and administrative	1,110	1,319
Total	$1,494	$1,724

As of December 31, 2024, total unrecognized compensation cost related to unvested stock option awards was approximately $294,000, and the related weighted average period over which it is expected to be recognized was 1.85 years. As of December 31, 2024, there was $73,000 in unrecognized compensation costs related to restricted stock units, and the related weighted average period over which it is expected to be recognized is 0.49 years.

401(k) Plan

The Company’s 401(k) Plan allows eligible employees to defer up to an annual limit of the lesser of 90.0% of eligible compensation or a maximum contribution amount subject to the Internal Revenue Service annual contribution limit. The Company is not required to make Company contributions under the 401(k) Plan. During the years ended December 31, 2024 and 2023, the Company did not make Company contributions to the 401(k) Plan.